As filed with the Securities and Exchange Commission on July 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

   Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
   Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
   1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
   Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS


SEMI-ANNUAL REPORT
APRIL 30, 2004

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY


NEUBERGER BERMAN
REAL ESTATE INCOME FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

CHAIRMAN'S LETTER


DEAR FELLOW SHAREHOLDER,

I am pleased to present to you this semi-annual report of the Neuberger Berman Real Estate Income Fund Inc. for the period ending April 30, 2004. The report includes a portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The Fund's investment objective is to provide high current income, and its secondary objective is to provide capital appreciation. In seeking to accomplish both, we have assembled a portfolio with a broad mix of equity securities of real estate investment trusts (REITs) and other real estate companies.

Portfolio Manager Steven Brown's investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors. We believe our conservative investing philosophy and disciplined investment process will benefit you with positive returns over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN
REAL ESTATE INCOME FUND INC.

CONTENTS

THE FUND

CHAIRMAN'S LETTER                                  1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS                             2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                            5

FINANCIAL STATEMENTS                               8

FINANCIAL HIGHLIGHTS/
PER SHARE DATA                                    18

DIVIDEND REINVESTMENT PLAN                        20

DIRECTORY                                         22

DIRECTORS AND OFFICERS                            23

PROXY VOTING POLICIES AND PROCEDURES              30

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2004 Neuberger Berman Management Inc. All rights reserved.

REAL ESTATE INCOME FUND INC. PORTFOLIO COMMENTARY

          We are pleased to report that for the six-month period ending April 30, 2004, on a Net Asset Value (NAV) basis, the Neuberger Berman Real Estate Income Fund (NYSE: NRL) returned 3.49% versus 3.35% for the NAREIT Equity REIT Index.

          The Fund's holdings are broadly diversified among different segments of the real estate market. Important positions in the portfolio include holdings in the Office, Retail, Apartment and Industrial sectors. Performance for the period benefited most from the Fund's positions in the Healthcare, Office and Mixed (Office/Industrial) sectors. As we believe the economy will continue to strengthen, we continue to be optimistic on the fundamentals for the Office, Industrial and Mixed sectors.

          In general, REITs posted modestly positive performance for the six months ended April 30, 2004. The route to that performance, however, was uneven. REITs performed strongly during the five-month period from October 31st to March 31st, but during the month of April experienced a decline of nearly 15%. April's weak REIT performance was primarily due to a strong jobs report released early in the month, which sparked concern over potentially higher interest rates. The fear of higher interest rates led to a sell-off in the bond market and subsequently ignited a sell-off in the REIT market.

          In our experience, interest rate changes have not significantly affected the performance of REITs over long periods of time. Correlation studies over the last five, ten, and twenty-five years show a very low correlation between REIT performance and the direction of interest rates. In addition, during periods when interest rates rose for twelve consecutive months, REITs have historically generated positive total returns.

          We believe that REIT valuation levels are currently attractive. Although we expect interest rates and inflation to move higher over the next twelve months, we also expect GDP growth (Gross Domestic Product) to remain robust, employment to accelerate and business spending to pick up. In our view, these conditions would have the potential to enhance the REIT industry's earnings power. New supply growth also remains in check and we have been seeing acceleration in demand. In this environment, we continue to have a positive view of the potential for REIT stock price performance over the next twelve months.

          Sincerely,

                               /s/ Steven R. Brown

                                 STEVEN R. BROWN
                                PORTFOLIO MANAGER

          PERFORMANCE HIGHLIGHTS

                                                                 SIX MONTH                    AVERAGE ANNUAL
                                                              PERIOD ENDED                      TOTAL RETURN
          NEUBERGER BERMAN NAV(1)          INCEPTION DATE        4/30/2004      1 YEAR       SINCE INCEPTION
          REAL ESTATE INCOME FUND              11/25/2002            3.49%      32.18%                28.37%

                                                                 SIX MONTH                    AVERAGE ANNUAL
                                                              PERIOD ENDED                      TOTAL RETURN
          MARKET PRICE(2)                  INCEPTION DATE        4/30/2004      1 YEAR       SINCE INCEPTION
          REAL ESTATE INCOME FUND              11/25/2002          (0.97%)      15.04%                15.38%

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES

          (1)   Returns based on Net Asset Value ("NAV") of the Fund.

          (2) Returns based on price of Fund shares on the New York Stock Exchange.

GLOSSARY OF INDICES

              NAREIT EQUITY REIT INDEX: Tracks the performance of all Equity
                                        REITs currently listed on the New York
                                        Stock Exchange, the NASDAQ National
                                        Market System and the American Stock
                                        Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties.

Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks, and that investors cannot invest directly in any index or average. Data about the performance of the index is prepared or obtained by Management and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in many securities not included in its index.

SCHEDULE OF INVESTMENTS REAL ESTATE INCOME FUND

TOP TEN EQUITY HOLDINGS

     HOLDING                     %
1    Ventas, Inc.              8.7

2    Mills Corp.               6.7

3    Glimcher
     Realty Trust              6.3

4    iStar Financial           5.9

5    Apartment
     Investment &
     Management                5.4

6    Vornado
     Realty Trust              4.7

7    CarrAmerica
     Realty                    4.6

8    Pennsylvania
     REIT                      4.4

9    Colonial
     Properties Trust          4.4

10   Bedford Property
     Investors                 4.4

                                                                           MARKET VALUE +
          NUMBER OF SHARES                                                 (000'S OMITTED)
          COMMON STOCKS (120.7%)

          APARTMENTS (23.3%)
                23,200     Amli Residential
                            Properties Trust                               $           587
                90,000     Apartment Investment &
                            Management                                               2,535
                75,000     Archstone-Smith Trust                                     2,057
                43,000     Avalonbay Communities                                     2,134~
                85,700     Camden Property Trust                                     3,627
               114,400     Gables Residential Trust                                  3,638
                47,000     Home Properties                                           1,755
                37,200     Mid-America Apartment
                            Communities                                              1,200
                33,500     Town & Country Trust                                        783
                72,800     United Dominion Realty Trust                              1,307
                                                                           ---------------
                                                                                    19,623

          COMMUNITY CENTERS (9.1%)
                24,000     Developers Diversified Realty                               786
                18,400     Federal Realty Investment Trust                             682
                30,900     Heritage Property
                            Investment Trust                                           784
                67,000     New Plan Excel Realty Trust                               1,503
                10,000     Ramco-Gershenson
                            Properties Trust                                           237
                95,700     Tanger Factory Outlet Centers                             3,656
                                                                           ---------------
                                                                                     7,648

          DIVERSIFIED (16.2%)
               103,900     Colonial Properties Trust                                 3,666~
               139,800     iStar Financial                                           4,968
                56,800     Lexington Corporate
                            Properties Trust                                         1,050~
                78,000     Vornado Realty Trust                                      3,935
                                                                           ---------------
                                                                                    13,619

          HEALTH CARE (16.2%)
               110,000     Health Care Property Investors                            2,629~
                84,700     Health Care REIT                                          2,705~
                57,000     Nationwide Health Properties                              1,034
               329,800     Ventas, Inc.                                              7,285^^
                                                                           ---------------
                                                                                    13,653

          INDUSTRIAL (2.3%)
                42,800     EastGroup Properties                                      1,239
                22,100     First Industrial Realty Trust                               744
                                                                           ---------------
                                                                                     1,983

          LODGING (0.5%)
                10,000     Hospitality Properties Trust                                391

          OFFICE (30.3%)
                99,700     Arden Realty                                              2,813
                79,800     Brandywine Realty Trust                                   2,022
               134,500     CarrAmerica Realty                                        3,835
               120,100     Equity Office Properties Trust                  $         3,023
                77,400     Glenborough Realty Trust                                  1,454
                69,800     Highwoods Properties                                      1,574
               107,500     Kilroy Realty                                             3,370
                92,900     Mack-Cali Realty                                          3,470
                30,400     Maguire Properties                                          693
               100,800     Prentiss Properties Trust                                 3,230
                                                                           ---------------
                                                                                    25,484

          OFFICE--INDUSTRIAL (9.0%)
                43,600     Bedford Property Investors                                1,181~
                35,700     Duke Realty                                               1,041
                76,300     Liberty Property Trust                                    2,789
               107,600     Reckson Associates Realty                                 2,558
                                                                           ---------------
                                                                                     7,569

          REGIONAL MALLS (11.3%)
                15,000     CBL & Associates Properties                                 754
               195,600     Glimcher Realty Trust                                     4,137
                28,000     Macerich Co.                                              1,172
                67,400     Mills Corp.                                               2,736
                21,100     Pennsylvania REIT                                           683
                                                                           ---------------
                                                                                     9,482

          SELF STORAGE (2.5%)
                 9,700     Public Storage,
                            Depositary Shares                                          271
                30,600     Shurgard Storage Centers                                  1,019~
                23,100     Sovran Self Storage                                         780
                                                                           ---------------
                                                                                     2,070

          TOTAL COMMON STOCKS
          (COST $81,776)                                                           101,522
                                                                           ---------------

          PREFERRED STOCKS (27.7%)

          APARTMENTS (2.4%)
                 2,000     Apartment Investment &
                            Management, Ser. G                                          52
                18,800     Apartment Investment &
                            Management, Ser. Q                                         490
                31,800     Apartment Investment &
                            Management, Ser. R                                         832
                27,000     Apartment Investment &
                            Management, Ser. T                                         661
                                                                           ---------------
                                                                                     2,035

          COMMERCIAL SERVICES (0.6%)
                20,000     Newcastle Investment, Ser. B                                525

          COMMUNITY CENTERS (1.2%)
                10,000     Developers Diversified
                            Realty, Ser. I                                             248^
                13,100     Ramco-Gershenson
                            Properties Trust, Ser. B                                   363
                17,000     Saul Centers, Ser. A                                        440~
                                                                           ---------------
                                                                                     1,051

See Notes to Schedule of Investments

                                                                           MARKET VALUE +
          NUMBER OF SHARES                                                 (000'S OMITTED)
          DIVERSIFIED (1.8%)
                45,200     Crescent Real Estate
                            Equities, Ser. A                               $           949
                19,500     Crescent Real Estate
                            Equities, Ser. B                                           527^^
                                                                           ---------------
                                                                                     1,476

          HEALTH CARE (2.4%)
                56,000     LTC Properties, Ser. E                                    1,801
                 7,800     SNH Capital Trust, Ser. Z                                   212
                                                                           ---------------
                                                                                     2,013

          LODGING (6.9%)
                66,300     Boykin Lodging, Ser. A                                    1,780
                18,000     Equity Inns, Ser. B                                         463
                20,400     Felcor Lodging Trust, Ser. A                                487
                86,500     Felcor Lodging Trust, Ser. B                              2,141~
                34,000     LaSalle Hotel Properties, Ser. A                            910
                                                                           ---------------
                                                                                     5,781

          OFFICE (1.0%)
                 5,100     Corporate Office Properties
                            Trust, Ser. F                                              136
                 2,752     Glenborough Realty Trust, Ser. A                             68
                25,000     HRPT Properties Trust, Ser. A                               661
                                                                           ---------------
                                                                                       865

          OFFICE--INDUSTRIAL (3.0%)
                50,000     Bedford Property
                            Investors, Ser. A                                        2,483**

          REGIONAL MALLS (8.4%)
                32,000     Glimcher Realty Trust, Ser. F                               811
                13,500     Glimcher Realty Trust, Ser. G                               332
               100,000     Mills Corp., Ser. B                                       2,604
                11,400     Mills Corp., Ser. C                                         294
                50,200     Pennsylvania REIT, Ser. A                                 3,012
                                                                           ---------------
                                                                                     7,053

          SELF STORAGE (0.0%)
                   900     Sovran Self Storage, Ser. B                                  23

          TOTAL PREFERRED STOCKS
          (COST $22,089)                                                            23,305
                                                                           ---------------

                                                                           MARKET VALUE +
          PRINCIPAL AMOUNT                                                 (000'S OMITTED)
          SHORT-TERM INVESTMENTS (12.5%)
          $  9,507,900     N&B Securities Lending
                            Quality Fund, LLC                              $         9,508++
               981,835     Neuberger Berman
                            Institutional Cash Fund
                            Trust Class                                                982@
                                                                           ---------------

          TOTAL SHORT-TERM INVESTMENTS
          (COST $10,490)                                                            10,490#
                                                                           ---------------

          TOTAL INVESTMENTS (160.9%)
          (COST $114,355)                                                          135,317##
          Liabilities, less cash, receivables
            and other assets [(10.9%)]                                              (9,238)
          Liquidation Value of Auction
            Preferred Shares [(50.0%)]                                             (42,000)
                                                                           ---------------
          TOTAL NET ASSETS APPLICABLE TO
          COMMON SHAREHOLDERS (100.0%)                                     $        84,079
                                                                           ---------------

NOTES TO SCHEDULE OF INVESTMENTS

          + Investments in securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

          #    At cost, which approximates market value.

          ## At April 30, 2004, the cost of investments for U.S. Federal income tax purposes was $114,355,000. Gross unrealized appreciation of investments was $21,839,000 and gross unrealized depreciation of investments was $877,000, resulting in net unrealized appreciation of $20,962,000, based on cost for U.S. Federal income tax purposes.

          ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2004, these securities amounted to $2,483,000 or 3.0% of net assets applicable to common shareholders.

          ^ Security purchased on a when-issued basis. At April 30, 2004, these securities amounted to $248,000.

          ^^ Security is segregated as collateral for when-issued purchase commitments and as collateral for interest rate swap contracts.

          @ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

          ~ All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

          ++   Affiliated issuer (see Note A of Notes to Financial
               Statements).

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

NEUBERGER BERMAN                                                                       REAL ESTATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                               INCOME FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS:
     Unaffiliated issuers                                                          $       124,827
     Non-controlled affiliated issuers                                                      10,490
==================================================================================================
                                                                                           135,317
     Interest rate swaps, at market value (Note A)                                             260
--------------------------------------------------------------------------------------------------
     Dividends and interest receivable                                                         412
     Prepaid expenses and other assets                                                          34
==================================================================================================
TOTAL ASSETS                                                                               136,023
==================================================================================================
LIABILITIES
     Payable for collateral on securities loaned (Note A)                                    9,508
     Dividends payable--preferred shares                                                         3
--------------------------------------------------------------------------------------------------
     Dividends payable--common shares                                                           56
     Payable for securities purchased                                                          250
     Payable for offering costs (Note A)                                                         6
     Payable to investment manager--net (Note B)                                                21
     Payable to administrator (Note B)                                                          26
--------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                        74
==================================================================================================
TOTAL LIABILITIES                                                                            9,944
==================================================================================================
AUCTION PREFERRED SHARES SERIES A AT LIQUIDATION VALUE
     2,000 shares authorized; 1,680 shares issued and outstanding
     $.0001 par value; $25,000 liquidation value per share (Note A)                         42,000
==================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $        84,079
==================================================================================================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                $        63,955
     Distributions in excess of net investment income                                       (1,392)
--------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                    294
     Net unrealized appreciation (depreciation) in value of investments                     21,222
==================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                              $        84,079
==================================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,998,000 shares authorized)                  4,579
==================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                       $         18.36
==================================================================================================
+SECURITIES ON LOAN, AT MARKET VALUE                                               $         9,071
==================================================================================================

*COST OF INVESTMENTS:
     Unaffiliated issuers                                                          $       103,865
     Non-controlled affiliated issuers                                                      10,490
==================================================================================================
TOTAL COST OF INVESTMENTS                                                          $       114,355
==================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

STATEMENT OF OPERATIONS

NEUBERGER BERMAN                                                                                           REAL ESTATE
(000'S OMITTED)                                                                                            INCOME FUND
INVESTMENT INCOME

INCOME:
Dividend income                                                                                        $         2,580
Income from investments in affiliated issuers (Note A)                                                               5
----------------------------------------------------------------------------------------------------------------------
Income from securities loaned--net (Note A)                                                                          2
======================================================================================================================
Total income                                                                                                     2,587
======================================================================================================================

EXPENSES:
Investment management fee (Note B)                                                                                 401
Administration fee (Note B)                                                                                        167
----------------------------------------------------------------------------------------------------------------------
Auction agent fees (Note B)                                                                                         51
Audit fees                                                                                                          21
----------------------------------------------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                                                                  12
Custodian fees (Note B)                                                                                             30
----------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                                        13
Insurance expense                                                                                                    1
----------------------------------------------------------------------------------------------------------------------
Legal fees                                                                                                          27
Shareholder reports                                                                                                 15
----------------------------------------------------------------------------------------------------------------------
Stock exchange listing fees                                                                                          8
Stock transfer agent fees                                                                                           24
----------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                                       12
======================================================================================================================
Total expenses                                                                                                     782

Investment management fee waived (Note B)                                                                         (268)
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)                     (2)
======================================================================================================================
Total net expenses                                                                                                 512
======================================================================================================================
Net investment income                                                                                            2,075
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Investment securities sold in unaffiliated issuers                                                          595
       ===============================================================================================================
       Interest rate swap contracts                                                                               (301)
       ---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
----------------------------------------------------------------------------------------------------------------------
       Investment securities                                                                                       578
       Interest rate swap contracts                                                                                268
       ===============================================================================================================
Net gain (loss) on investments                                                                                   1,140
======================================================================================================================
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                                      (240)
       ===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS      $         2,975
======================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        REAL ESTATE INCOME FUND
                                                                                   ----------------------------------
                                                                                                          PERIOD FROM
                                                                                      SIX MONTHS    NOVEMBER 29, 2002
                                                                                           ENDED        (COMMENCEMENT
                                                                                       APRIL 30,    OF OPERATIONS) TO
NEUBERGER BERMAN                                                                            2004          OCTOBER 31,
(000'S OMITTED)                                                                      (UNAUDITED)                 2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                       $       2,075    $           3,959
Net realized gain (loss) on investments                                                      294                  751
---------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                          846               20,376

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                       (240)                (209)
Net realized gain on investments                                                               -                  (39)
---------------------------------------------------------------------------------------------------------------------
Tax return of capital                                                                          -                  (40)
Total distributions to preferred shareholders                                               (240)                (288)
=====================================================================================================================
Net increase (decrease) in net assets applicable to
 common shareholders resulting from operations                                             2,975               24,798
=====================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                     (3,159)              (3,818)
Net realized gain on investments                                                               -                 (712)
---------------------------------------------------------------------------------------------------------------------
Tax return of capital                                                                          -                 (728)
=====================================================================================================================
Total distributions to common shareholders                                                (3,159)              (5,258)
=====================================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                              -                  100
Net proceeds from issuance of common shares                                                    -               60,039
---------------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                                -                5,003
Proceeds from reinvestment of dividends                                                        -                  327
---------------------------------------------------------------------------------------------------------------------
Preferred shares offering costs                                                              (11)                (735)
=====================================================================================================================
Total net proceeds from capital share transactions                                           (11)              64,734
=====================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     (195)              84,274

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                       84,274                    -
=====================================================================================================================
End of period                                                                      $      84,079    $          84,274
=====================================================================================================================
Distributions in excess of net investment income at end of period                  $      (1,392)   $             (68)
=====================================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS REAL ESTATE INCOME FUND INC.

               NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

          1 GENERAL: Neuberger Berman Real Estate Income Fund Inc. (the "Fund") was organized as a Maryland corporation on September 11, 2002 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund had no operations until November 29, 2002, other than matters relating to its organization and the sale on November 20, 2002 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

               The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

          2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

          3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

          4 FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

          5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable distribution. In an effort to maintain a stable distribution amount, distributions may consist of net investment income, realized gains and paid-in capital. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. Net realized capital gains, if any, will be offset by capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

               The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. After calendar year-end, real estate companies often recharacterize the nature of the distributions paid during that year, frequently with the result that distributions previously identified as income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on Form 1099.

               The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

               On March 30, 2004, the Fund declared two monthly dividends to common shareholders from its net investment income in the amount of $0.115 per share per month, payable after this reporting period on May 28, 2004 and June 30, 2004, to shareholders of record on May 14, 2004 and June 14, 2004, respectively, with ex-dividend dates of May 12, 2004 and June 10, 2004, respectively.

               The tax character of distributions paid during the period ended October 31, 2003 were as follows:

                                                 DISTRIBUTIONS PAID FROM:
                                ORDINARY       LONG-TERM        TAX RETURN
                                  INCOME    CAPITAL GAIN        OF CAPITAL           TOTAL
                            $  4,199,011    $    579,456        $  767,955    $  5,546,422

               As of October 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                           UNDISTRIBUTED   UNDISTRIBUTED        UNREALIZED            LOSS
                                ORDINARY       LONG-TERM      APPRECIATION   CARRYFORWARDS
                                  INCOME            GAIN    (DEPRECIATION)   AND DEFERRALS             TOTAL
                            $          -    $          -     $  20,375,826    $          -     $  20,375,826

               There were no significant differences between book basis and tax basis.

          6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

          7 REDEEMABLE PREFERRED SHARES: On December 12, 2002, the Fund re-classified 1,500 unissued shares of capital stock as Series A Auction Preferred Shares ("Preferred Shares"). On February 7, 2003, the Fund issued 1,260 Preferred Shares. On September 10, 2003, the Fund re-classified an additional 500 unissued shares of capital stock as Preferred Shares. On October 24, 2003, the Fund issued an additional 420 Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

               Except when the Fund has declared a special rate period, dividends to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Dividend rates are reset every 7 days based on the results of an auction, except during special rate periods. For the six months ended April 30, 2004, dividend rates ranged from 1.04% to 1.45%. The Fund declared dividends to preferred shareholders for the period May 1, 2004 to May 31, 2004 of $44,335.

               The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay dividends on Preferred Shares for two consecutive years.

          8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that the Fund's investment manager has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. The Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The payment flows are netted against each other, with the difference being paid by one party to the other. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

               Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

               As a result of SEC staff guidance relating to the application of FASB Statement No 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, the Fund has revised its methodology for accounting for interest rate swap agreements. Previously, the Fund recorded the accrual of the net interest income or expense expected to be received or paid at interim settlement dates as a net payable or receivable for swap contracts and actual amounts paid as net interest income or expense on swap contracts. Effective November 1, 2003, periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swap. The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. Upon adoption of this methodology, the Fund recorded a cumulative effect adjustment to reflect the reclassification of such amounts. The cumulative effect resulted in an increase to distributions in excess of net investment income of $461,545, and a corresponding decrease to accumulated net realized gains/losses as of November 1, 2003. The current year impact increased net investment income by $334,334, increased net realized losses by $301,061 and decreased unrealized appreciation (depreciation) in value of investments by $33,273, and therefore did not impact the Fund's total net assets or its total net increase (decrease) in net assets applicable to common shareholders resulting from operations. At April 30, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                        RATE TYPE
                                                                   ---------------------        ACCRUED
                                                                   PAYMENTS     PAYMENTS   NET INTEREST       UNREALIZED      TOTAL
               SWAP                 NOTIONAL                        MADE BY  RECEIVED BY     RECEIVABLE     APPRECIATION       FAIR
               COUNTER PARTY          AMOUNT    TERMINATION DATE   THE FUND  THE FUND(1)      (PAYABLE)   (DEPRECIATION)      VALUE
               Citibank, N.A.  $  13,000,000   February 12, 2008     3.396%        1.10%   $   (14,924)   $       91,632  $  76,708
               Citibank, N.A.     13,000,000   February 12, 2010     3.923%        1.10%       (18,349)          201,310    182,961
                                                                                           -----------    --------------  ---------
                                                                                               (33,273)          292,942    259,669

               (1) 30 day LIBOR (London Interbank Offered Rate)

          9 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

          10 SECURITY LENDING: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger on April 17, 2003. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Fund's Board of Directors, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Fund's investment manager. Neuberger guarantees a minimum revenue to the Fund under the

               Agreement, and receives a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee. At April 30, 2004, the Fund paid Neuberger $74 under the Agreement.

               Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned--net.

          11 TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended April 30, 2004, such waived fees amounted to $592. For the six months ended April 30, 2004, income earned on this investment amounted to $4,918 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

          12 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by Management were $618,961. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offerings and amounted to $136,709.

               Additionally, offering costs of $325,300 and a sales load of $420,000 incurred through the issuance of Preferred Shares were charged as a reduction of common stock paid-in-capital at the completion of the Fund's Preferred Shares offerings.

               As of April 30, 2004, total offering costs of $5,505 remain payable by the Fund.

          13 CONCENTRATION OF RISK: Under normal market conditions, the Fund's investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate more due to economic, legal, cultural, geopolitical or technological developments affecting the United States real estate industry or a segment of the real estate industry in which the Fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry.

               NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH AFFILIATES:

               The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

               Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

                          YEAR ENDED                     % OF AVERAGE
                          OCTOBER 31,                DAILY MANAGED ASSETS
               -----------------------------------------------------------------
                          2004 - 2007                         0.40
                             2008                             0.32
                             2009                             0.24
                             2010                             0.16
                             2011                             0.08

               Management has not agreed to waive any portion of its fees beyond October 31, 2011.

               For the six months ended April 30, 2004, such waived fees amounted to $267,321.

               The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

               On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company ("the Transaction"). Upon completion of the Transaction, the Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the shareholders of the Fund voted on September 23, 2003, to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

               On July 1, 2003, the Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended April 30, 2004, the impact of this arrangement was a reduction of $1,818.

               The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $46.

               In connection with the settlement of each Preferred Share auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the Preferred Shares held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

               In order to satisfy ratings agency requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the Preferred Shares. 'Discounted Value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. The Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

               NOTE C--SECURITIES TRANSACTIONS:

               During the six months ended April 30, 2004, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $5,940,000 and $155,000, respectively.

               During the six months ended April 30, 2004, brokerage commissions on securities transactions amounted to $9,924, of which Neuberger received $2,465, Lehman received $674, and other brokers received $6,785.

               NOTE D--CAPITAL:

               At April 30, 2004, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                                                                                      COMMON SHARES              COMMON SHARES
                                                                                        OUTSTANDING         OWNED BY NEUBERGER
                                                                                          4,578,983                      6,981

               Transactions in common shares for the six months ended April 30, 2004 and period ended October 31, 2003 were as follows:

                                                           COMMON SHARES ISSUED IN CONNECTION WITH:
                                                           UNDERWRITERS' EXERCISE   REINVESTMENT OF
                      INITIAL                                   OF OVER-ALLOTMENT     DIVIDENDS AND     NET INCREASE IN COMMON
               CAPITALIZATION    INITIAL PUBLIC OFFERING                   OPTION     DISTRIBUTIONS         SHARES OUTSTANDING
               2004      2003    2004               2003    2004             2003   2004       2003     2004              2003
                  -     6,981       -          4,200,000       -          350,000      -     22,002        -         4,578,983

               NOTE E--UNAUDITED FINANCIAL INFORMATION:

               The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS REAL ESTATE INCOME FUND INC.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                            SIX MONTHS            PERIOD FROM
                                                                                                 ENDED     NOVEMBER 29, 2002^
                                                                                             APRIL 30,         TO OCTOBER 31,
                                                                                           -----------     ------------------
                                                                                                  2004                   2003
                                                                                           (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                          $     18.40     $            14.33
                                                                                           -----------     ------------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                       .45Y                   .87
NET GAINS OR LOSSES ON SECURITIES (BOTH REALIZED AND UNREALIZED)                                   .25Y                  4.60
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                           (.05)                  (.05)
  NET CAPITAL GAINS                                                                                  -                   (.00)
  TAX RETURN OF CAPITAL                                                                              -                   (.01)
                                                                                           -----------     ------------------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                                   (.05)                  (.06)
                                                                                           -----------     ------------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                 .65                   5.41
                                                                                           -----------     ------------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                           (.69)                  (.84)
  NET CAPITAL GAINS                                                                                  -                   (.15)
  TAX RETURN OF CAPITAL                                                                              -                   (.16)
                                                                                           -----------     ------------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                                      (.69)                 (1.15)
                                                                                           -----------     ------------------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                            -                   (.03)
ISSUANCE OF PREFERRED SHARES                                                                      (.00)                  (.16)
                                                                                           -----------     ------------------
TOTAL CAPITAL CHARGES                                                                             (.00)                  (.19)
                                                                                           -----------     ------------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                                $     18.36     $            18.40
                                                                                           -----------     ------------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                   $     16.50     $            17.29
                                                                                           -----------     ------------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                      +3.49%**              +38.13%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                         -0.97%**              +23.96%**

RATIOS/SUPPLEMENTAL DATA~~
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                  $      84.1     $             84.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000 PER SHARE LIQUIDATION PREFERENCE)
 (IN MILLIONS)                                                                             $      42.0     $             42.0
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                  1.12%*Y                1.82%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS++                   1.11%*Y                1.82%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    4.52%*Y                6.00%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS                                                                .52%*                  .44%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    4.00%*Y                5.56%*
PORTFOLIO TURNOVER RATE                                                                              0%                    14%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                                $    75,049     $           75,165

See Notes to Financial Highlights

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower if Management had not waived a portion of the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                       SIX MONTHS ENDED           PERIOD ENDED
                                                                              APRIL 30,            OCTOBER 31,
                                                                                   2004                2003(1)
                                                                                   1.70%                  2.36%

(1)  Period from November 29, 2002 to October 31, 2003.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on Preferred Shares) from the Fund's total assets and dividing by the number of Preferred Shares outstanding.

~~ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to Preferred Shares.

Y As a result of SEC staff guidance relating to the application of FASB Statement No 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, the Fund has revised its methodology for accounting for interest rate swap agreements. Effective November 1, 2003, the Fund reclassified periodic interim payments on swaps from net investment income to net gains or losses on securities. Accordingly, for the six months ended April 30, 2004, the per share amounts and ratios shown decreased or increased as follows:

                                                                       SIX MONTHS ENDED
                                                                              APRIL 30,
                                                                                   2004
Net Investment Income                                                               .07
Net Gains or Losses in Securities (both realized and unrealized)                   (.07)
Ratio of Gross Expenses to Average Net Assets Applicable to
  Common Shareholders                                                              (.65)%
Ratio of Net Expenses to Average Net Assets Applicable to
  Common Shareholders                                                              (.65)%
Ratio of Net Investment Income (Loss) Excluding Preferred Stock
  Dividends to Average Net Assets Applicable to Common Shareholders                 .73%
Ratio of Net Investment Income (Loss) Including Preferred Stock
  Dividends to Average Net Assets Applicable to Common Shareholders                 .73%

DIVIDEND REINVESTMENT PLAN

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in no certificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon any termination, the Plan Agent will cause a certificate or certificates for the number of Shares held for each Participant under the Plan to be delivered to the Participant (or if the Shares are not then in certificated form, will cause the Shares to be transferred to the Participant without charge.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY

          INVESTMENT MANAGER AND ADMINISTRATOR
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          877.461.1899 or 212.476.8800

          SUB-ADVISER
          Neuberger Berman, LLC
          605 Third Avenue
          New York, NY 10158-3698

          CUSTODIAN
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

          STOCK TRANSFER AGENT
          Bank of New York
          101 Barclay Street, 11-E
          New York, NY 10286

          LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, NW
          2nd Floor
          Washington, DC 20036-1221

DIRECTORS AND OFFICERS (UNAUDITED)

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
   NAME, AGE, ADDRESS (1)                                                      OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS I

INDEPENDENT FUND DIRECTORS*

Faith Colish (68)             Counsel, Carter Ledyard & Milburn LLP (law            38       Director, American Bar Retirement
Director                      firm) since October 2002; formerly, Attorney                   Association (ABRA) since 1997
                              at Law and President, Faith Colish, A                          (not-for-profit membership
                              Professional Corporation, 1980 to 2002.                        association).

C. Anne Harvey (66)           Consultant, C. A. Harvey Associates, since            38       Formerly, Member, Individual
Director                      June 2001; formerly, Director, AARP, 1978 to                   Investors Advisory Committee to the
                              December 2001.                                                 New York Stock Exchange Board of
                                                                                             Directors, 1998 to June 2002;
                                                                                             President, Board of Associates to The
                                                                                             National Rehabilitation Hospital's
                                                                                             Board of Directors, since 2002;
                                                                                             Member, American Savings Education
                                                                                             Council's Policy Board (ASEC),
                                                                                             1998-2000; Member, Executive
                                                                                             Committee, Crime Prevention Coalition
                                                                                             of America, 1997-2000.

Cornelius T. Ryan (72)        Founding General Partner, Oxford Partners and         38       Director, Capital Cash Management
Director                      Oxford Bioscience Partners (venture capital                    Trust (money market fund), Naragansett
                              partnerships) and President, Oxford                            Insured Tax-Free Income Fund, Rocky
                              Venture Corporation.                                           Mountain Equity Fund, Prime Cash
                                                                                             Fund, several private companies and
                                                                                             QuadraMed Corporation (NASDAQ).

Peter P. Trapp (59)           Regional Manager for Atlanta Region, Ford             38       None.
Director                      Motor Credit Company since August 1997;
                              formerly, President, Ford Life Insurance
                              Company, April 1995 until August 1997.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
   NAME, AGE, ADDRESS (1)                                                      OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)        Executive Vice President, Neuberger Berman            38       Director, Neuberger Berman Inc.
Chief Executive Officer,      Inc. (holding company) since 1999; Head of                     (holding company) from October 1999
Director and Chairman of      Neuberger Berman Inc.'s Mutual Funds and                       through March 2003; President and
the Board                     Institutional Business since 1999; Executive                   Director, NB Management since 1999;
                              Vice President, Neuberger Berman since 1999;                   Director and Vice President,
                              Principal, Neuberger Berman from 1997 until                    Neuberger & Berman Agency, Inc. since
                              1999; Senior Vice President, NB Management                     2000.
                              from 1996 until 1999.

                                                             CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (74)              Consultant. Formerly, Chairman and Chief              38       Independent Trustee or Director of
Director                      Investment Officer, CDC Investment Advisors                    three series of OppenheimerFunds:
                              (registered investment adviser), 1993-January                  Limited Term New York Municipal Fund,
                              1999; prior thereto, President and Chief                       Rochester Fund Municipals, and
                              Executive Officer, AMA Investment Advisors, an                 Oppenheimer Convertible Securities
                              affiliate of the American Medical Association.                 Fund, since 1992.

Barry Hirsch (71)             Attorney at Law. Formerly, Senior Counsel,            38       None.
Director                      Loews Corporation (diversified financial
                              corporation) May 2002 until April 2003;
                              formerly, Senior Vice President, Secretary and
                              General Counsel, Loews Corporation.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
   NAME, AGE, ADDRESS (1)                                                      OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)          General Partner, Seip Investments LP (a               38       Director, H&R Block, Inc. (financial
Director                      private investment partnership); formerly,                     services company) since May 2001;
                              President and CEO, Westaff, Inc. (temporary                    Director, Forward Management, Inc.
                              staffing), May 2001 to January 2002; Senior                    (asset management) since 2001;
                              Executive at the Charles Schwab Corporation                    formerly, Director, General Magic
                              from 1983 to 1999, including Chief Executive                   (voice recognition software) November
                              Officer, Charles Schwab Investment Management,                 2001 until 2002; Director, E-Finance
                              Inc. and Trustee, Schwab Family of Funds and                   Corporation (credit decisioning
                              Schwab Investments from 1997 to 1998 and                       services) 1999-2003; Director,
                              Executive Vice President-Retail Brokerage,                     Save-Daily.com (micro investing
                              Charles Schwab Investment Management from 1994                 services) 1999-2003; Director,
                              to 1997.                                                       Offroad Capital Inc. (pre-public
                                                                                             internet commerce company).

DIRECTORS WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)          Executive Vice President and Chief Investment         38       Director, Dale Carnegie and
President and Director        Officer, Neuberger Berman Inc. (holding                        Associates, Inc. (private company)
                              company) since 2002 and 2003, respectively;                    since 1998; Director, Emagin Corp.
                              Executive Vice President and Chief Investment                  (public company) since 1997;
                              Officer, Neuberger Berman since 2002 and 2003,                 Director, Solbright, Inc. (private
                              respectively; Director and Chairman, NB                        company) since 1998; Director,
                              Management since December 2002; formerly,                      Infogate, Inc. (private company)
                              Executive Vice President, Citigroup                            since 1997.
                              Investments, Inc. from September 1995 to
                              February 2002; Executive Vice President,
                              Citigroup Inc. from September 1995 to February
                              2002.

                                                             CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (71)         Consultant; Retired President and Trustee,            38       None.
Director                      Teachers Insurance & Annuity (TIAA) and
                              College Retirement Equities Fund (CREF).

Robert A. Kavesh (76)         Marcus Nadler Professor of Finance and                38       Director, DEL Laboratories, Inc.
Director                      Economics Emeritus, New York University Stern                  (cosmetics and pharmaceuticals) since
                              School of Business.                                            1978; Director, The Caring Community
                                                                                             (not-for-profit).

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
   NAME, AGE, ADDRESS (1)                                                      OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)         Retired. Formerly, Vice President and Special         38       Director, WHX Corporation (holding
Director                      Counsel, WHX Corporation (holding company)                     company) since August 2002; Director,
                              1993-2001.                                                     Webfinancial Corporation (holding
                                                                                             company) since December 2002;
                                                                                             Director, State Theatre of New Jersey
                                                                                             (not-for-profit theater) since 2000;
                                                                                             formerly, Director, Kevlin
                                                                                             Corporation (manufacturer of
                                                                                             microwave and other products).

William E. Rulon (71)         Retired. Senior Vice President, Foodmaker,            38       Director, Pro-Kids Golf and Learning
Director                      Inc. (operator and franchiser of restaurants)                  Academy (teach golf and computer
                              until January 1997.                                            usage to "at risk" children) since
                                                                                             1998; formerly, Director, Prandium,
                                                                                             Inc. (restaurants) from March 2001
                                                                                             until July 2002.

Candace L. Straight (56)      Private investor and consultant specializing          38       Director, The Proformance Insurance
Director                      in the insurance industry; formerly, Advisory                  Company (personal lines property and
                              Director, Securitas Capital LLC (a global                      casualty insurance company) since
                              private equity investment firm dedicated to                    March 2004; Director, Providence
                              making investments in the insurance sector)                    Washington (property and casualty
                              1998 until December 2002.                                      insurance company) since December
                                                                                             1998; Director, Summit Global
                                                                                             Partners (insurance brokerage firm)
                                                                                             since October 2000.

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX
   NAME, AGE, ADDRESS (1)                                                      OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
   AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)               DIRECTOR          FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)       Formerly, Member, Investment Policy Committee,        38       Director, Legg Mason, Inc. (financial
Director                      Edward Jones 1993-2001; President, Securities                  services holding company) since 1993;
                              Industry Association ("SIA ") (securities                      formerly, Director, Boston Financial
                              industry's representative in government                        Group (real estate and tax shelters)
                              relations and regulatory matters at the                        1993-1999.
                              federal and state levels) 1974-1992; Adviser
                              to SIA, November 1992- November 1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                                POSITION AND
  NAME, AGE, AND ADDRESS (1)              LENGTH OF TIME SERVED (2)                          PRINCIPAL OCCUPATION(S)
----------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)        Secretary since 2002                             Vice President-Mutual Fund Board Relations, NB
                                                                                Management since 2000; Vice President, Neuberger
                                                                                Berman since 2002 and employee since 1999; Vice
                                                                                President, NB Management from 1986 to 1999;
                                                                                Secretary, eleven registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (four since 2002, three since
                                                                                2003, and one since 2004).

Robert Conti (47)              Vice President since 2002                        Senior Vice President, Neuberger Berman since
                                                                                2003; Vice President, Neuberger Berman from 1999
                                                                                until 2003; Senior Vice President, NB Management
                                                                                since 2000; Controller, NB Management until 1996;
                                                                                Treasurer, NB Management from 1996 until 1999;
                                                                                Vice President, eleven registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator (three since
                                                                                2000, four since 2002, three since 2003, and one
                                                                                since 2004).

Brian P. Gaffney (50)          Vice President since 2002                        Managing Director, Neuberger Berman since 1999;
                                                                                Senior Vice President, NB Management since 2000;
                                                                                Vice President, NB Management from 1997 until
                                                                                1999; Vice President, eleven registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator (three since
                                                                                2000, four since 2002, three since 2003, and one
                                                                                since 2004).

Sheila R. James (38)           Assistant Secretary since 2002                   Employee, Neuberger Berman since 1999; Employee,
                                                                                NB Management from 1991 to 1999; Assistant
                                                                                Secretary, eleven registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (seven since 2002, three since
                                                                                2003, and one since 2004).

Kevin Lyons (48)               Assistant Secretary since 2003                   Employee, Neuberger Berman since 1999; Employee,
                                                                                NB Management from 1993 to 1999; Assistant
                                                                                Secretary, eleven registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (ten since 2003 and one since
                                                                                2004).

                                                POSITION AND
  NAME, AGE, AND ADDRESS (1)              LENGTH OF TIME SERVED (2)                          PRINCIPAL OCCUPATION(S)
----------------------------------------------------------------------------------------------------------------------------------
John M. McGovern (34)          Assistant Treasurer since 2002                   Vice President, Neuberger Berman since 2004;
                                                                                Employee, NB Management since 1993; Assistant
                                                                                Treasurer, eleven registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (seven since 2002, three since
                                                                                2003, and one since 2004).

Barbara Muinos (45)            Treasurer and Principal Financial and            Vice President, Neuberger Berman since 1999;
                               Accounting Officer since 2002                    Assistant Vice President, NB Management from 1993
                                                                                to 1999; Treasurer and Principal Financial and
                                                                                Accounting Officer, eleven registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator (seven since
                                                                                2002, three since 2003, and one since 2004);
                                                                                Assistant Treasurer, three registered investment
                                                                                companies for which NB Management acts as
                                                                                investment manager and administrator from 1996
                                                                                until 2002.

Frederic B. Soule (57)         Vice President since 2002                        Senior Vice President, Neuberger Berman since
                                                                                2003; Vice President, Neuberger Berman from 1999
                                                                                until 2003; Vice President, NB Management from
                                                                                1995 until 1999; Vice President, eleven registered
                                                                                investment companies for which NB Management acts
                                                                                as investment manager and administrator (three
                                                                                since 2000, four since 2002, three since 2003, and
                                                                                one since 2004).

Trani Jo Wyman (34)            Assistant Treasurer since 2002                   Employee, NB Management since 1991; Assistant
                                                                                Treasurer, eleven registered investment companies
                                                                                for which NB Management acts as investment manager
                                                                                and administrator (seven since 2002, three since
                                                                                2003, and one since 2004).

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

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

                   This page has been left blank intentionally

                                            [NEUBERGER BERMAN LOGO]
                                            A LEHMAN BROTHERS COMPANY

                                            NEUBERGER BERMAN MANAGEMENT INC.
                                            605 Third Avenue 2nd Floor
                                            New York, NY 10158-0180
                                            INTERNAL SALES & SERVICES
                                            877.461.1899

                                            www.nb.com
Statistics and projections in this
report are derived from sources deemed
to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.
                                            [RECYCLED SYMBOL] D0122 06/04

ITEM 2. CODE OF ETHICS

Not Applicable.  Only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.  Only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.  Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.  Only required in an annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Yet Applicable.  Item applies to periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.  Only required in an annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Yet Applicable.  Item applies to periods ending on or after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1)    Not Applicable. Only required in an annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      ---------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004



By:   /s/ Barbara Muinos
      ------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 28, 2004